Shareholder Fees	Jul. 31, 2025 USD ($)
Capital Group U.S. Large Growth ETF | Share class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Capital Group U.S. Large Value ETF | Share class
Prospectus [Line Items]
Shareholder Fee, Other	0
Capital Group U.S. Small and Mid Cap ETF | Share Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0